Segment and Geographic Information Revenue by Products (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue from External Customer [Line Items]
Revenue	$ 31,068	$ 31,978	$ 27,195	$ 26,579	$ 25,842	$ 24,966	$ 20,948	$ 22,379	$ 22,625	$ 111,594	$ 90,918	$ 77,975
Exclusive Technology Products [Member]
Revenue from External Customer [Line Items]
Revenue	26,498				20,881					92,818	72,805	57,450
Traditional Fusion Products [Member]
Revenue from External Customer [Line Items]
Revenue	$ 4,570				$ 4,961					$ 18,776	$ 18,113	$ 20,525